Note 8 - Segments and Significant Group Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2024	2023
Interest income	$1,458	$1,483
Interest expense	390	160
Income before provision for credit losses	1,068	1,323
Provision for credit losses	-	-
Income after provision for credit losses	1,068	1,323
Other income	35	36
Noninterest expense (see note)	1,230	1,250
Income before taxes	(127)	109
Income tax provision (benefit)	(27)	23
Net income (loss)	$(100)	$86
Cash and cash equivalents	$9,940	$1,710
Retained Earnings	$13,916	$14,016